Supplementary Cash Flow Information (Tables)	12 Months Ended
Oct. 31, 2011
Supplementary Cash Flow Information [Abstract]
Items Not Affecting Cash Flows
Items not affecting cash flows comprise the following:

Years ended October 31	2011	2010	2009
Depreciation and amortization	$22,375	$28,514	$22,680
Stock option compensation	1,229	2,768	2,736
Deferred income taxes	3,666	8,493	1,645
Equity loss, including cash distribution of $951 (2010 ― $3,034; 2009 ― $nil)	1,079	3,684	49
Change in fair value of embedded derivatives	(2,649)	(13,050)	(7,922)
Write-down of investments and other long-term assets	-	1,632	938
Loss on sale of investments	-	1,054	-
Foreign currency transactional loss	1,623	26,341	2,501
Other including foreign currency translation adjustments	(260)	13,208	4,853
	$27,063	$72,644	$27,480

Changes in Operating Assets and Liabilities
Changes in operating assets and liabilities comprise the following:

Years ended October 31	2011	2010	2009
Accounts receivable	$1,159	$1,726	$39,264
Inventories	(4,012)	(3,697)	(2,972)
Other current assets and long term assets	5,206	(3,569)	59,962
Accounts payable and accrued liabilities	(26,178)	(2,864)	(24,672)
Income taxes	2,951	(37,216)	(2,082)
Deferred income and other long-term obligations	(12,582)	(3,134)	5,526
	$(33,456)	$(48,754)	$75,026